Goodwill and Intangible Assets, Net (Estimated Amortization Expense) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Finite-Lived Intangible Assets [Line Items]
Amortization expense related to intangible assets	$ 485	$ 455	$ 400
Write-off of patents, net value	28	24	0
2013	415
2014	369
2015	331
2016	321
2017	312
Total amortization expense	1,748
Impairment of intangible assets	$ 957	$ 0	$ 0
Patent Registration Costs [Member]
Finite-Lived Intangible Assets [Line Items]
Estimated Useful life	10 years
Customer Relationships [Member]
Finite-Lived Intangible Assets [Line Items]
Estimated Useful life	5 years
Technologies [Member] | Maximum [Member]
Finite-Lived Intangible Assets [Line Items]
Estimated Useful life	12 years
Technologies [Member] | Minimum [Member]
Finite-Lived Intangible Assets [Line Items]
Estimated Useful life	10 years